STOCK-BASED COMPENSATION (Details 2) (Stock Appreciation Rights (SARs) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, Shares	66,679
Granted, Shares	104,000
Vested, Shares	(76,309)
Forfeited, Shares	(3,334)
Nonvested, Shares	91,036
Nonvested, Weighted Average Grant Date Fair Value	$ 0.72
Granted, Weighted Average Grant Date Fair Value	$ 1.11
Vested, Weighted Average Grant Date Fair Value	$ 0.89
Forfeited, Weighted Average Grant Date Fair Value	$ 0.99
Nonvested , Weighted Average Grant Date Fair Value	$ 1.01